Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information
Since mid-2022, we have exclusively granted RSUs and PSUs under our equity incentive program. Accordingly, we do not have a formal policy related to the timing of option awards in relation to the release of material nonpublic information. The compensation committee and our board of directors do not take material nonpublic information into account when determining the timing or terms of awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we do not have a formal policy related to the timing of option awards in relation to the release of material nonpublic information. The compensation committee and our board of directors do not take material nonpublic information into account when determining the timing or terms of awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false